ADVISOR CLASS SHARES | GRT VALUE FUND
GRT VALUE FUND
INVESTMENT OBJECTIVE
The GRT Value Fund (the “Fund”) seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in publicly traded equity securities of companies that GRT Capital Partners, L.L.C. (the “Adviser”) believes are selling at a market price below their true value and offer the potential to increase in value. These might include companies that are out of favor or overlooked by analysts for a number of reasons. The Adviser looks for companies that appear likely to come back in favor due to factors such as good prospective earnings, strong management teams, new products and services, or some unique circumstance. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). The Adviser expects that the Fund’s investments in foreign companies will represent less than 10% of the Fund’s assets under normal market conditions.

The Fund may invest in companies of any size, ranging from large to small capitalizations, although the Adviser expects to focus on small capitalization companies. The Fund uses the Russell 2000 Index as a guide to the size of small capitalization companies at the time of an investment. The size range of companies in the Russell 2000 Index can vary widely over time. As of September 30, 2014, the largest company had a market capitalization of $7.2 billion and the average market capitalization was $1.7 billion.

The Adviser employs a “farm team” investment process. In this approach, positions often begin relatively small and increase in size as the Adviser’s confidence grows and the original investment thesis is confirmed. In addition, the Adviser may trade around a position to take advantage of volatility in the markets and short-term trading opportunities for names that do not fall under the “farm team” approach.

The Adviser may also create multiple categories of investments as a way to obtain overall portfolio diversification, in addition to traditional sector diversification. For example, portfolio companies can be divided into the following categories, among others:

TURNAROUND COMPANIES -- Turnaround companies are those that have declined in value for business or market reasons, but which may be able to make a turnaround because of, for instance, a renewed focus on operations and the sale of assets to help reduce debt.

DEEP VALUE COMPANIES -- Deep value companies are those that appear inexpensive relative to the value of their assets, the book value of their stock and the earning potential of their business.

POST-BANKRUPTCY COMPANIES -- Post-bankruptcy companies are those which have emerged from bankruptcy reorganization as a public entity and are not followed widely, and, because of the taint of bankruptcy, may be undervalued.

By organizing stocks in a number of categories, the Adviser believes it can focus on the most relevant factors pertaining to a given company. In addition, the Adviser may develop computerized monitoring systems which help identify particular companies within a category that may warrant further trading attention because of their market action or because of changes in their financial results.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser’s assessment of a company’s value or prospects is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. For example, the Fund may have investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies or similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which the business enterprise is involved either will be unsuccessful, take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument relating to such distribution. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such companies.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-877-GRT-4GRT.

BEST QUARTER	WORST QUARTER
27.99%	(23.13)%
(06/30/2009)	(09/30/2011)
The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/14 to 9/30/14 was (1.25)% .
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).